SHARE CAPITAL AND SHAREBASED PAYMENTS (Details 2) - Stock options [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Statement [Line Items]
Risk-free interest rate	2.99%	2.80%
Expected dividend yield	0.00%	0.00%
Expected life (years)	5 years	5 years
Expected stock price volatility	61.40%	60.28%
Expected forfeiture rate	12.00%	13.00%
Weighted average fair value	$ 4.51	$ 1.06